SEGMENTED INFORMATION (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segmented Information
Revenues	CAD 34,560	CAD 33,794	CAD 37,641
Commodity and gas distribution costs	(24,005)	(25,241)	(29,483)
Operating and administrative	(4,360)	(4,152)	(3,281)
Depreciation and amortization	(2,240)	(2,024)	(1,577)
Environmental costs, net of recoveries	2	21	(100)
Impairment of property, plant and equipment	(1,376)	(96)
Goodwill impairment	0	(440)
Total operating income	2,581	1,862	3,200
Income/(loss) from equity investments	428	475	368
Other income/(expense)	1,032	(702)	(266)
Earnings/(loss) before interest and income taxes	4,041	1,635	3,302
Interest expense	(1,590)	(1,624)	(1,129)
Income taxes	(142)	(170)	(611)
Earnings/(loss) from continuing operations	2,309	(159)	1,562
Earnings from discontinued operations before income taxes			73
Income taxes from discontinued operations			(27)
Earnings from discontinued operations			46
Earnings/(loss)	2,309	(159)	1,608
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(240)	410	(203)
Preference share dividends	(293)	(288)	(251)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	1,776	(37)	1,154
Additions to property, plant and equipment	5,129	7,275	10,527
Total assets	85,832	84,515
Out of period adjustments
Out of period non-cash adjustment to income taxes		71
Liquids Pipelines
Segmented Information
Revenues	8,176	5,589	4,805
Commodity and gas distribution costs	(12)	(9)	(1)
Operating and administrative	(2,910)	(2,769)	(1,985)
Depreciation and amortization	(1,369)	(1,227)	(911)
Environmental costs, net of recoveries	2	21	(100)
Impairment of property, plant and equipment	(1,365)	(80)
Total operating income	2,522	1,525	1,808
Income/(loss) from equity investments	194	296	161
Other income/(expense)	841	(15)	11
Earnings/(loss) before interest and income taxes	3,557	1,806	1,980
Additions to property, plant and equipment	3,957	5,884	8,914
Total assets	52,043	52,015
Gas Distribution
Segmented Information
Revenues	2,976	3,609	3,319
Commodity and gas distribution costs	(1,653)	(2,349)	(2,082)
Operating and administrative	(553)	(536)	(531)
Depreciation and amortization	(339)	(308)	(304)
Total operating income	431	416	402
Income/(loss) from equity investments	12	(10)	(14)
Other income/(expense)	49	49	44
Earnings/(loss) before interest and income taxes	492	455	432
Additions to property, plant and equipment	713	858	610
Total assets	10,204	9,901
Gas Pipelines and Processing
Segmented Information
Revenues	2,877	3,803	6,650
Commodity and gas distribution costs	(2,206)	(3,002)	(5,686)
Operating and administrative	(447)	(506)	(533)
Depreciation and amortization	(292)	(272)	(221)
Impairment of property, plant and equipment	(11)	(16)
Goodwill impairment		(440)
Total operating income	(79)	(433)	210
Income/(loss) from equity investments	223	200	224
Other income/(expense)	27	4	33
Earnings/(loss) before interest and income taxes	171	(229)	467
Additions to property, plant and equipment	176	385	593
Total assets	11,182	11,559
Green Power and Transmission
Segmented Information
Revenues	502	498	360
Commodity and gas distribution costs	5	4	3
Operating and administrative	(173)	(143)	(94)
Depreciation and amortization	(190)	(186)	(124)
Total operating income	144	173	145
Income/(loss) from equity investments	2	2	3
Other income/(expense)	8	2	1
Earnings/(loss) before interest and income taxes	154	177	149
Additions to property, plant and equipment	251	68	333
Total assets	5,571	4,977
Energy Services
Segmented Information
Revenues	20,364	20,842	23,099
Commodity and gas distribution costs	(20,473)	(20,443)	(22,314)
Operating and administrative	(63)	(66)	(58)
Depreciation and amortization	(2)	1	2
Total operating income	(174)	334	729
Income/(loss) from equity investments	(3)	(9)
Other income/(expense)	(8)		1
Earnings/(loss) before interest and income taxes	(185)	325	730
Additions to property, plant and equipment			3
Total assets	1,951	1,889
Eliminations and Other
Segmented Information
Revenues	(335)	(547)	(592)
Commodity and gas distribution costs	334	558	597
Operating and administrative	(214)	(132)	(80)
Depreciation and amortization	(48)	(32)	(19)
Total operating income	(263)	(153)	(94)
Income/(loss) from equity investments		(4)	(6)
Other income/(expense)	115	(742)	(356)
Earnings/(loss) before interest and income taxes	(148)	(899)	(456)
Additions to property, plant and equipment	32	80	CAD 74
Total assets	CAD 4,881	CAD 4,174